Operating Lease (Tables)	12 Months Ended
Dec. 31, 2024
Operating Lease [Abstract]
Schedule of Operating Lease Cost

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.

	December 31, 2024	December 31, 2023
Right of use assets	$36,627,800	$537,032

Operating lease liabilities, current	2,118,900	151,260
Operating lease liabilities, noncurrent	34,327,142	372,725
Total operating lease liabilities	$36,446,042	$523,985

Other information about the Company’s leases is as follows:

	For the Year Ended December 31,		For the Period from its inception on November 8, 2022 through December 31,
	2024	2023	2022
Operating cash flows used in operating leases	$761,288	$173,267	$—
Weighted average remaining lease term (years)	10.5	32.4	44.9
Weighted average discount rate	7%	10%	11%

Schedule of Maturities of Lease Liabilities

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2024:

December 31, 2024
For the year ending December 31, 2025	$2,989,212
For the year ending December 31, 2026	4,605,390
For the year ending December 31, 2027	4,774,323
For the year ending December 31, 2028	4,928,710
For the year ending December 31, 2029	5,112,725
Thereafter	26,669,922
Total lease payments	49,080,282
Less: Imputed interest	(12,634,240)
Present value of operating lease liabilities	$36,446,042